Financial Assets and Financial Liabilities - Other Loans - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	₽ 42,052	₽ 47,610	₽ 54,240
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Other loans outstanding amount	41,887	44,123
Overdue principal amount	25,209	17,409
Overdue interest payable	1,726	1,527
Fines and penalty on overdue amount	1,622	2,182
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	₽ 858	1,038	₽ 642
Working capital financing		₽ 7,472
Bottom of range [member] | Other loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	0.80%
Bottom of range [member] | Other loans [member] | Revolving credit agreements [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	5.30%
Top of range [member] | Other loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	10.90%
Top of range [member] | Other loans [member] | Revolving credit agreements [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	7.00%